Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 1,960,373		¥ 1,176,369
Marketing and promotional expenses	969,543		401,842
Rental and related expenses	544,291		371,361
Depreciation and amortization expenses	253,091		252,740
Professional services	276,061		224,556
IT consumable, office supply and other low value consumable	141,352		47,096
Travel and entertainment expenses	49,894		24,857
Bad debt provision	38,283		5,945
Others	286,995		220,699
Total	¥ 4,519,883	$ 701,475	¥ 2,725,465